Basis of Presentation and Significant Accounting Policies (Details 2) - Customer concentration risk - customer	5 Months Ended	9 Months Ended	12 Months Ended
	May. 24, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Total revenues
Revenue Recognition
Number of major customers		2	2	2
Predecessor
Revenue Recognition
Number of major customers	3